Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Payables for property, plant and equipment	$ 14,282,564	$ 477,518	$ 7,995,634
Accrued salary and bonus	10,384,089	347,178	10,591,202
Accrued employees' compensation and remuneration to directors	3,206,036	107,189	3,038,417
Accrued employee insurance	900,367	30,103	875,638
Accrued utilities	504,866	16,879	427,106
Others	9,903,768	331,119	8,075,885
Other payables	$ 39,181,690	$ 1,309,986	$ 31,003,882